Condensed Consolidating Financial Statements	12 Months Ended
Dec. 31, 2015
Condensed Consolidating Financial Statements [Abstract]
Condensed Consolidating Financial Statements
Condensed Consolidating Financial Statements

A portion of our subsidiaries have guaranteed the Company’s indebtedness under the Company's unsecured senior notes and combined unsecured revolving credit facility and term loan facility. The guarantees are joint and several, full and unconditional and subject to customary release provisions. The following summarizes the Company’s condensed consolidating information as of December 31, 2015 and 2014 and for the years ended December 31, 2015, 2014 and 2013 (in thousands):
Condensed Consolidating Balance Sheet As of December 31, 2015

	EPR Properties (Issuer)	Wholly Owned Subsidiary Guarantors	Non- Guarantor Subsidiaries	Consolidated Elimination	Consolidated
Assets
Rental properties, net	$—	$2,590,158	$435,041	$—	$3,025,199
Land held for development	—	1,258	22,352	—	23,610
Property under development	—	324,360	54,560	—	378,920
Mortgage notes and related accrued interest receivable, net	—	400,935	22,845	—	423,780
Investment in a direct financing lease, net	—	190,880	—	—	190,880
Investment in joint ventures	—	—	6,168	—	6,168
Cash and cash equivalents	1,089	1,289	1,905	—	4,283
Restricted cash	475	9,059	1,044	—	10,578
Deferred financing costs, net	4,894	—	—	—	4,894
Accounts receivable, net	285	49,237	9,579	—	59,101
Intercompany notes receivable	—	177,526	—	(177,526)	—
Investments in subsidiaries	3,825,897	—	—	(3,825,897)	—
Other assets	18,159	10,589	61,109	—	89,857
Total assets	$3,850,799	$3,755,291	$614,603	$(4,003,423)	$4,217,270
Liabilities and Equity
Liabilities:
Accounts payable and accrued liabilities	$49,671	$39,228	$3,279	$—	$92,178
Dividends payable	24,352	—	—	—	24,352
Unearned rents and interest	—	44,012	940	—	44,952
Intercompany notes payable	—	—	177,526	(177,526)	—
Debt	1,702,908	63,682	215,330	—	1,981,920
Total liabilities	1,776,931	146,922	397,075	(177,526)	2,143,402
Equity	2,073,868	3,608,369	217,528	(3,825,897)	2,073,868
Total liabilities and equity	$3,850,799	$3,755,291	$614,603	$(4,003,423)	$4,217,270

Condensed Consolidating Balance Sheet As of December 31, 2014

	EPR Properties (Issuer)	Wholly Owned Subsidiary Guarantors	Non- Guarantor Subsidiaries	Consolidated Elimination	Consolidated
Assets
Rental properties, net	$—	$1,979,530	$472,004	$—	$2,451,534
Land held for development	—	134,044	71,957	—	206,001
Property under development	—	175,439	6,359	—	181,798
Mortgage notes and related accrued interest receivable, net	—	412,625	95,330	—	507,955
Investment in a direct financing lease, net	—	199,332	—	—	199,332
Investment in joint ventures	—	—	5,738	—	5,738
Cash and cash equivalents	(1,234)	2,074	2,496	—	3,336
Restricted cash	1,000	10,989	1,083	—	13,072
Deferred financing costs, net	—	4,136	—	—	4,136
Accounts receivable, net	90	36,386	10,806	—	47,282
Intercompany notes receivable	—	—	175,757	(175,757)	—
Investments in subsidiaries	3,115,572	—	—	(3,115,572)	—
Other assets	21,272	9,207	35,612	—	66,091
Total assets	$3,136,700	$2,963,762	$877,142	$(3,291,329)	$3,686,275
Liabilities and Equity
Liabilities:
Accounts payable and accrued liabilities	$42,829	$33,146	$6,205	$—	$82,180
Dividends payable	22,233	—	—	—	22,233
Unearned rents and interest	750	24,045	828	—	25,623
Intercompany notes payable	—	—	175,757	(175,757)	—
Debt	1,144,776	261,533	223,441	—	1,629,750
Total liabilities	1,210,588	318,724	406,231	(175,757)	1,759,786
EPR Properties shareholders’ equity	1,926,112	2,645,038	470,534	(3,115,572)	1,926,112
Noncontrolling interests	—	—	377	—	377
Equity	$1,926,112	$2,645,038	$470,911	$(3,115,572)	$1,926,489
Total liabilities and equity	$3,136,700	$2,963,762	$877,142	$(3,291,329)	$3,686,275

Condensed Consolidating Statement of Income For the Year Ended December 31, 2015

	EPR Properties (Issuer)	Wholly Owned Subsidiary Guarantors	Non- Guarantors Subsidiaries	Consolidated Elimination	Consolidated
Rental revenue	$—	$275,105	$55,781	$—	$330,886
Tenant reimbursements	—	5,243	11,077	—	16,320
Other income	—	3	3,626	—	3,629
Mortgage and other financing income	848	61,900	7,434	—	70,182
Intercompany fee income	2,717	—	—	(2,717)	—
Interest income on intercompany notes receivable	111	9,787	—	(9,898)	—
Total revenue	3,676	352,038	77,918	(12,615)	421,017
Equity in subsidiaries’ earnings	298,657	—	—	(298,657)	—
Property operating expense	—	11,280	12,153	—	23,433
Intercompany fee expense	—	—	2,717	(2,717)	—
Other expense	—	—	648	—	648
General and administrative expense	—	25,315	5,706	—	31,021
Retirement severance expense	18,578	—	—	—	18,578
Costs associated with loan refinancing or payoff	243	27	—	—	270
Interest expense, net	78,217	(8,115)	9,813	—	79,915
Interest expense on intercompany notes payable	—	—	9,898	(9,898)	—
Transaction costs	7,182	—	336	—	7,518
Depreciation and amortization	1,629	74,430	13,558	—	89,617
Income before equity in income from joint ventures and other items	196,484	249,101	23,089	(298,657)	170,017
Equity in income from joint ventures	—	—	969	—	969
Gain on sale or acquisition, net	—	23,653	176	—	23,829
Income before income taxes	196,484	272,754	24,234	(298,657)	194,815
Income tax benefit (expense)	(1,952)	—	1,470	—	(482)
Income from continuing operations	194,532	272,754	25,704	(298,657)	194,333
Discontinued operations:
Income from discontinued operations	—	199	—	—	199
Net income attributable to EPR Properties	194,532	272,953	25,704	(298,657)	194,532
Preferred dividend requirements	(23,806)	—	—	—	(23,806)
Net income available to common shareholders of EPR Properties	$170,726	$272,953	$25,704	$(298,657)	$170,726
Comprehensive income attributable to EPR Properties	$187,588	$272,730	$19,559	$(292,289)	$187,588

Condensed Consolidating Statement of Income For the Year Ended December 31, 2014

	EPR Properties (Issuer)	Wholly Owned Subsidiary Guarantors	Non- Guarantor Subsidiaries	Consolidated Elimination	Consolidated
Rental revenue	$—	$228,847	$57,826	$—	$286,673
Tenant reimbursements	—	5,103	12,560	—	17,663
Other income	—	1	1,008	—	1,009
Mortgage and other financing income	765	71,535	7,406	—	79,706
Intercompany fee income	3,124	—	—	(3,124)	—
Interest income on intercompany notes receivable	—	—	23,509	(23,509)	—
Total revenue	3,889	305,486	102,309	(26,633)	385,051
Equity in subsidiaries’ earnings	241,921	—	—	(241,921)	—
Property operating expense	—	11,422	13,475	—	24,897
Intercompany fee expense	—	—	3,124	(3,124)	—
Other expense	—	—	771	—	771
General and administrative expense	—	20,545	7,021	—	27,566
Costs associated with loan refinancing or payoff	—	285	16	—	301
Interest expense, net	63,056	9,132	9,082	—	81,270
Interest expense on intercompany notes payable	—	—	23,509	(23,509)	—
Transaction costs	1,319	54	1,079	—	2,452
Provision for loan losses	—	—	3,777	—	3,777
Depreciation and amortization	1,224	51,271	14,244	—	66,739
Income before equity in income from joint ventures and other items	180,211	212,777	26,211	(241,921)	177,278
Equity in income from joint ventures	—	—	1,273	—	1,273
Gain on sale or acquisition, net	—	—	1,209	—	1,209
Gain on sale of investment in a direct financing lease	—	220	—	—	220
Income before income taxes	180,211	212,997	28,693	(241,921)	179,980
Income tax benefit (expense)	(578)	—	(3,650)	—	(4,228)
Income from continuing operations	179,633	212,997	25,043	(241,921)	175,752
Discontinued operations:
Income from discontinued operations	—	487	18	—	505
Transaction (costs) benefit	—	3,376	—	—	3,376
Net income attributable to EPR Properties	179,633	216,860	25,061	(241,921)	179,633
Preferred dividend requirements	(23,807)	—	—	—	(23,807)
Net income available to common shareholders of EPR Properties	$155,826	$216,860	$25,061	$(241,921)	$155,826
Comprehensive income attributable to EPR Properties	$175,006	$217,000	$20,919	$(237,919)	$175,006

Condensed Consolidating Statement of Income For the Year Ended December 31, 2013

	EPR Properties (Issuer)	Wholly Owned Subsidiary Guarantors	Non- Guarantor Subsidiaries	Consolidated Elimination	Consolidated
Rental revenue	$—	$197,229	$51,480	$—	$248,709
Tenant reimbursements	—	5,235	13,166	—	18,401
Other income	75	1,480	127	—	1,682
Mortgage and other financing income	994	66,886	6,392	—	74,272
Intercompany fee income	2,629	—	—	(2,629)	—
Interest income on intercompany notes receivable	17,848	—	386	(18,234)	—
Total revenue	21,546	270,830	71,551	(20,863)	343,064
Equity in subsidiaries’ earnings	212,634	—	—	(212,634)	—
Property operating expense	(88)	12,600	13,504	—	26,016
Intercompany fee expense	—	—	2,629	(2,629)	—
Other expense	—	658	—	—	658
General and administrative expense	—	20,070	5,543	—	25,613
Costs associated with loan refinancing or payoff	—	1,987	4,179	—	6,166
Gain on early extinguishment of debt	—	(4,539)	—	—	(4,539)
Interest expense, net	55,856	15,772	9,428	—	81,056
Interest expense on intercompany notes payable	—	—	18,234	(18,234)	—
Transaction costs	1,813	—	142	—	1,955
Depreciation and amortization	1,093	40,503	12,350	—	53,946
Income before equity in income from joint ventures and other items	175,506	183,779	5,542	(212,634)	152,193
Equity in income from joint ventures	505	—	893	—	1,398
Gain (loss) on sale or acquisition, net	(150)	3,167	—	—	3,017
Gain on previously held equity interest	4,853	—	—	—	4,853
Income before income taxes	$180,714	$186,946	$6,435	$(212,634)	$161,461
Income tax benefit (expense)	(488)	—	14,664	—	14,176
Income from continuing operations	180,226	186,946	21,099	(212,634)	175,637
Discontinued operations:
Income (loss) from discontinued operations	—	638	(305)	—	333
Gain on sale, net from discontinued opeartions	—	—	4,256	—	4,256
Net income attributable to EPR Properties	180,226	187,584	25,050	(212,634)	180,226
Preferred dividend requirements	(23,806)	—	—	—	(23,806)
Net income available to common shareholders of EPR Properties	$156,420	$187,584	$25,050	$(212,634)	$156,420
Comprehensive income attributable to EPR Properties	$176,797	$187,820	$22,008	$(209,828)	$176,797

Condensed Consolidating Statement of Cash Flows For the Year Ended December 31, 2015

	EPR Properties (Issuer)	Wholly Owned Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidated
Intercompany fee income (expense)	$2,717	$—	$(2,717)	$—
Interest income (expense) on intercompany receivable/payable	111	9,787	(9,898)	—
Net cash provided (used) by other operating activities	(91,731)	324,760	44,923	277,952
Net cash provided (used) by operating activities by continuing operations	(88,903)	334,547	32,308	277,952
Net cash provided by operating activities of discontinued operations	—	508	—	508
Net cash provided (used) by operating activities	(88,903)	335,055	32,308	278,460
Investing activities:
Acquisition of rental properties and other assets	(618)	(178,964)	(238)	(179,820)
Proceeds from sale of real estate	—	45,637	1,081	46,718
Investment in mortgage notes receivable	—	(27,835)	(44,863)	(72,698)
Proceeds from mortgage note receivable paydown	—	38,456	2,500	40,956
Proceeds from sale of investment in a direct financing lease, net	—	4,741	—	4,741
Additions to property under development	(112)	(404,289)	(4,035)	(408,436)
Investment in intercompany notes payable	—	(1,769)	1,769	—
Advances to subsidiaries, net	(406,389)	386,222	20,167	—
Net cash used by investing activities	(407,119)	(137,801)	(23,619)	(568,539)
Financing activities:
Proceeds from debt facilities	701,914	155,000	—	856,914
Principal payments on debt	(142,000)	(353,024)	(8,290)	(503,314)
Deferred financing fees paid	(7,038)	(9)	—	(7,047)
Net proceeds from issuance of common shares	190,158	—	—	190,158
Impact of stock option exercises, net	(3,394)	—	—	(3,394)
Purchase of common shares for treasury	(8,222)	—	—	(8,222)
Dividends paid to shareholders	(233,073)	—	—	(233,073)
Net cash provided (used) by financing activities	498,345	(198,033)	(8,290)	292,022
Effect of exchange rate changes on cash	—	(6)	(990)	(996)
Net increase (decrease) in cash and cash equivalents	2,323	(785)	(591)	947
Cash and cash equivalents at beginning of the period	(1,234)	2,074	2,496	3,336
Cash and cash equivalents at end of the period	$1,089	$1,289	$1,905	$4,283

Condensed Consolidating Statement of Cash Flows For the Year Ended December 31, 2014

	EPR Properties (Issuer)	Wholly Owned Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidated
Intercompany fee income (expense)	$3,124	$—	$(3,124)	$—
Interest income (expense) on intercompany receivable/payable	—	—	—	—
Net cash provided (used) by other operating activities	(60,684)	262,860	47,976	250,152
Net cash provided (used) by operating activities of continuing operations	(57,560)	262,860	44,852	250,152
Net cash provided by operating activities of discontinued operations	—	47	96	143
Net cash provided (used) by operating activities	(57,560)	262,907	44,948	250,295
Investing activities:
Acquisition of rental properties and other assets	(438)	(58,918)	(25,849)	(85,205)
Proceeds from sale of real estate	—	—	12,055	12,055
Proceeds from settlement of derivative	—	—	5,725	5,725
Investment in mortgage note receivable	—	(26,716)	(67,161)	(93,877)
Proceeds from mortgage note receivable paydown	—	52,834	23,422	76,256
Investment in promissory notes receivable	—	(721)	(3,666)	(4,387)
Proceeds from promissory note paydown	—	—	1,750	1,750
Proceeds from sale of investment in a direct financing lease, net	—	46,092	—	46,092
Additions to property under development	(821)	(325,624)	(8,190)	(334,635)
Advances to subsidiaries, net	(16,206)	(7,078)	23,284	—
Net cash used in investing activities	(17,465)	(320,131)	(38,630)	(376,226)
Financing activities:
Proceeds from debt facilities	20,000	359,000	—	379,000
Principal payments on debt	—	(303,544)	(6,709)	(310,253)
Deferred financing fees paid	(337)	(279)	(198)	(814)
Costs associated with loan refinancing or payoff (cash portion)	—	(25)	—	(25)
Net proceeds from issuance of common shares	264,158	—	—	264,158
Impact of stock option exercises, net	50	—	—	50
Purchase of common shares for treasury	(2,892)	—	—	(2,892)
Dividends paid to shareholders	(207,637)	—	—	(207,637)
Net cash provided (used) by financing activities	73,342	55,152	(6,907)	121,587
Effect of exchange rate changes on cash	—	39	(317)	(278)
Net decrease in cash and cash equivalents	(1,683)	(2,033)	(906)	(4,622)
Cash and cash equivalents at beginning of the period	449	4,107	3,402	7,958
Cash and cash equivalents at end of the period	$(1,234)	$2,074	$2,496	$3,336
Condensed Consolidating Statement of Cash Flows For the Year Ended December 31, 2013

	EPR Properties (Issuer)	Wholly Owned Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidated
Intercompany fee income (expense)	$2,629	$—	$(2,629)	$—
Interest income (expense) on intercompany receivable/payable	17,848	—	(17,848)	—
Net cash provided (used) by other operating activities	(44,752)	226,356	49,835	231,439
Net cash provided (used) by operating activities of continuing operations	(24,275)	226,356	29,358	231,439
Net cash provided by operating activities of discontinued operations	—	286	2,395	2,681
Net cash provided (used) by operating activities	(24,275)	226,642	31,753	234,120
Investing activities:
Acquisition of rental properties and other assets	(1,358)	(118,233)	(3,906)	(123,497)
Proceeds from sale of real estate	—	—	797	797
Investment in unconsolidated joint ventures	(1,607)	—	—	(1,607)
Investment in mortgage notes receivable	(11,797)	(46,375)	(2,396)	(60,568)
Proceeds from mortgage note receivable paydown	—	202	1,698	1,900
Investment in promissory notes receivable	—	(1,278)	—	(1,278)
Proceeds from promissory note receivable paydown	117	—	910	1,027
Investment in a direct financing lease, net	—	(3,262)	—	(3,262)
Additions to property under development	(18)	(130,693)	(66,560)	(197,271)
Investment in intercompany notes payable	103,104	—	(103,104)	—
Advances to subsidiaries, net	(380,190)	189,577	190,613	—
Net cash provided (used) by investing activities of continuing operations	(291,749)	(110,062)	18,052	(383,759)
Net proceeds from sale of real estate from discontinued operations	—	—	47,301	47,301
Net cash provided (used) by investing activities	(291,749)	(110,062)	65,353	(336,458)
Financing activities:
Proceeds from debt facilities	300,000	346,000	—	646,000
Principal payments on debt	—	(457,763)	(94,705)	(552,468)
Deferred financing fees paid	(5,620)	(2,494)	(19)	(8,133)
Costs associated with loan refinancing or payoff (cash portion)	—	(1,753)	(4,037)	(5,790)
Net proceeds from issuance of common shares	220,785	—	—	220,785
Impact of stock option exercises, net	947	—	—	947
Purchase of common shares for treasury	(3,246)	—	—	(3,246)
Dividends paid to shareholders	(197,924)	—	—	(197,924)
Net cash provided (used) by financing activities	314,942	(116,010)	(98,761)	100,171
Effect of exchange rate changes on cash	—	(13)	(526)	(539)
Net increase (decrease) in cash and cash equivalents	(1,082)	557	(2,181)	(2,706)
Cash and cash equivalents at beginning of the period	1,531	3,550	5,583	10,664
Cash and cash equivalents at end of the period	$449	$4,107	$3,402	$7,958